Segment information	12 Months Ended
Dec. 31, 2023
Segment information

17. Segment information

For the years ended December 31, 2023 and 2022, the Company operated in one reportable segment, being the acquisition of royalty interests.

For the years ended December 31, 2023 and 2022, revenues generated from each geographic location are as follows:

	December 31, 2023	December 31, 2022
	$	$
Australia	11,250,950	5,489,043
Nigeria	882,922	2,524,990
Canada	-	315,084
USA	116,311	116,311
Brazil	60,411	62,677

Total	12,310,594	8,508,105

The Company has the following non-current assets in seven geographic locations:

	December 31, 2023	December 31, 2022
	$	$
Australia	30,396,980	25,162,805
USA	2,254,422	2,298,515
Canada	3,027,846	1,942,184
South Africa	1,914,844	1,914,844
Cayman Islands	1,172,170	1,355,709
Brazil	612,036	637,338
Peru	45,609	1,545,609
Nigeria	-	178,205

Total	39,423,907	35,035,209